Commitments and Contingencies (Tables) - Archer Aviation Inc	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of lease costs, weighted-average remaining lease term and weighted-average discount rate

	Year Ended December 31,
	2020	2019
Operating lease cost	$52	$—
Short-term lease cost	44	—
Total lease cost	$96	$—
Weighted-average remaining lease term (in months)	30	—
Weighted-average discount rate	12.17%	—

Schedule of minimum aggregate future obligations under noncancelable operating leases

The minimum aggregate future obligations under noncancelable operating leases as of June 30, 2021 were as follows:

Remaining 2021	$774
2022	1,546
2023	688
Total future lease payments	3,008
Less: imputed interest	(294)
Present value of future lease payments	$2,714

Years ending December 31,
2021	$1,043
2022	1,074
2023	507
Future minimum lease payments	2,624
Less: Amount representing interest	(323)
Present value of future lease payments	$2,301

Supplemental cash information and non-cash activities related to right-of-use assets and lease liabilities

Supplemental cash information and non-cash activities related to right-of-use assets and lease liabilities were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Operating cash outflows from operating leases	$379	$—	$706	$—
Operating lease assets obtained in exchange for new lease liabilities	165	—	984	—

	2020	2019
Operating cash outflows from operating leases	$86	$—
Operating lease assets obtained in exchange for new lease liabilities	2,300	—